Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Effective mining tax rate	29.00%	29.00%	29.00%
South African taxation | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	28.00%	28.00%	28.00%
South African taxation | Company tax rate
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	28.00%	28.00%	28.00%
Australia | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	30.00%	30.00%	30.00%
Ghana | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	32.50%	32.50%	32.50%
Peru | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates	29.50%	29.50%	29.50%